Post-Retirement Benefit Obligations - Summary of Movements in Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movements in defined benefit liability [abstract]
Beginning balance	¥ 2,584	¥ 2,712
Pension cost charged to profit or loss, Net interest	85	92	¥ 106
Pension cost charged to profit or loss, Sub-total included in profit or loss	85	92
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in financial assumptions		30
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in demographic assumptions	61	(70)
Remeasurement (gains)/losses in other comprehensive income, Sub-total included in other comprehensive income	61	(40)
Benefit settled	(192)	(180)
Ending balance	¥ 2,538	¥ 2,584	¥ 2,712